Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Income before taxes on income:
Domestic	$429,828	$326,544	$250,831
Foreign	132,087	15,202	(24,337)
	$561,915	$341,746	$226,494

Schedule Of Taxes On Income

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Current taxes:
Domestic	$90,632	$63,326	$41,553
Foreign	13,514	11,520	4,045
	104,146	74,846	45,598
Adjustment for previous years:
Domestic	810	(19,838)	(19,404)
Foreign	601	92	(330)
	1,411	(19,746)	(19,734)
Deferred income taxes:
Domestic	(44,798)	(16,972)	(5,434)
Foreign	(5,220)	930	2,483
	(50,018)	(16,042)	(2,951)
Total taxes on income	$55,539	$39,058	$22,913

Total:
Domestic	$46,644	$26,516	$16,715
Foreign	8,895	12,542	6,198
Total taxes on income	$55,539	$39,058	$22,913

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	2025	2024
Balance at the beginning of the year	$94,265	$81,058
Additions related to interest and currency translation	17,268	3,614
Tax positions related to prior period	110	(99)
Reductions related to settlement of tax matters	(16,950)	(20,905)
Additions based on tax positions taken during the current period	30,487	31,581
Reductions related to a lapse of applicable statute of limitation	(344)	(984)
Balance at the end of the year	$124,836	$94,265

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Reserves and allowances	$55,049	$27,287
Inventory allowances	23,064	14,740
Property, plant and equipment	1,545	432
Operating lease right of use assets	29,777	24,092
Other assets	145,572	127,217
Carry-forward losses	38,660	47,504
	293,667	241,272

Valuation allowance	(47,036)	(77,913)
	246,631	163,359

Deferred tax liabilities:
Intangible assets	(80,800)	(73,324)
Property, plant and equipment	(40,099)	(38,777)
Operating lease liabilities	(29,144)	(23,598)
Reserves and allowances	(30,454)	(6,783)
	(180,497)	(142,482)
Net deferred tax assets	$66,134	$20,877

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31, 2025
	$	%
Income Before Tax	$561,915	—%
Statutory tax	129,240	23%

Foreign Tax Effect
USA
Tax rate difference	(14,417)	(3)%
Changes in valuation allowance	(11,303)	(2)%
Other	1,459	—%

Other foreign jurisdictions	2,390	1%

Preferred tax benefit regimes	(59,422)	(11)%
Changes in valuation allowance	(29,488)	(5)%
Changes in unrecognized tax benefits	30,571	6%
Other	6,508	1%
Actual tax expenses and effective tax rate	$55,539	10%

During the year ended December 31, 2025, the income taxes paid by the Company and its subsidiaries are $56,040, out of which $44,671, and $3,409 were paid in Israel and Belgium, accordingly.

	Year ended December 31, 2024	Year ended December 31, 2023
Income before taxes as reported in the consolidated statements of income	$341,746	$226,494
Statutory tax rate	23%	23%
Theoretical tax expense	$78,602	$52,094
Tax benefit arising from reduced rate as "Preferred Enterprise” and other tax benefits (*)	(5,058)	(27,741)
Tax adjustment in respect of different tax rates for foreign subsidiaries	60,100	(3,508)
Changes in carry-forward losses and valuation allowances	(78,356)	12,714
Taxes resulting from non-deductible expenses	1,260	2,299
Difference in basis of measurement for financial reporting and tax return purposes	3,835	8,339
Taxes in respect of prior years (see Note 18D above)	(19,746)	(19,734)
Other differences, net	(1,579)	(1,549)
Actual tax expenses	$39,058	$22,913
Effective tax rate	11.43%	10.12%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic and diluted	$0.11	$0.63